COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Commitments	Aggregate minimum rental commitments under non-cancelable leases at December 31, 2018, are as follows:
2019	5,104
2020	1,331
2021	546
2022	215
2023 and thereafter	120

7,316